BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
BASIS OF PREPARATION

NOTE 2 – BASIS OF PREPARATION:

A. Basis of preparation

The principal accounting policies adopted in the preparation of the financial statements are set out above. These financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards).

B. Basis of consolidation

Where the Company has control over an investee, it is classified as a subsidiary. The financial statements of the subsidiaries are included in the consolidated financial statements from the date that control commenced until the date control ceases. The Company controls an investee if all three elements are present: power over the investee, exposure to variable returns from the investee, and the ability of the investor to use its power to affect those variable returns. Control is reassessed whenever facts and circumstances indicate that there may be a change in any of these elements of control.

The consolidated financial statements of the Company include the accounts of the Company and its Subsidiaries as if they formed a single entity. Any intercompany transactions were eliminated in full.

C. Functional and foreign currency

The Company’s Israeli subsidiaries functional currency is the New Israeli Shekel (“NIS”), since their primary economic environment is in Israel. However, the presentation currency is in US Dollars (“USD”) due to expected future expansion. Transactions and balances in foreign currencies are converted into US Dollars in accordance with the principles set forth by International Accounting Standard (IAS) 21 “The Effects of Changes in Foreign Exchange Rates”.